LEASES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease payment under capital lease
2014	$ 12,776,000
2015	5,678,000
2016	2,268,000
2017	2,268,000
2018	2,268,000
Total minimum lease payments	25,258,000	26,668,000
Less amount representing interest	1,380,000	1,605,000
Present value of net minimum lease payments	23,878,000	25,063,000
Less: current portion	12,035,000	12,955,000
Long-term portion of capital lease obligations	11,843,000	12,108,000
Gross amount of assets under capital leases	51,800,000	51,000,000	56,900,000
Minimum Lease Payment under operating leases
2014	1,783,000
2015	1,032,000
2016	822,000
2017	816,000
2018	836,000
Thereafter	2,470,000
Total	7,759,000
Total rental expense for operating leases	$ 1,600,000	$ 1,100,000	$ 900,000
Meadowbank mine
Capital lease of lessee
Capital lease period	5 years
Effective Annual Interest Rate (as a percent)	5.50%